Fair Value Measurements (Schedule of Changes in Fair Value of the Level 3 Assets and Liabilities (All Related to Commodity Contracts)) (Details) - Level 3 [Member] - Commodity contracts [Member] - Derivative financial instruments, assets and liabilities [Member] - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net asset (liability) balance at beginning of period		$ 35	$ (973)	$ 29
Total unrealized valuation gains (losses)		27	(97)	(48)
Purchases, issuances and settlements:
Purchases	[1]	49	63	92
Issuances	[1]	(13)	(5)	(7)
Settlements	[1]	(48)	1,053	138
Transfers into Level 3	[2]	1	0	(1,181)
Transfers out of Level 3	[2]	(14)	(6)	4
Net change	[3]	2	1,008	(1,002)
Net asset (liability) balance at end of period		37	35	(973)
Unrealized valuation gains (losses) relating to instruments held at end of period		$ 18	$ (5)	$ 435

[1]	Settlements reflect reversals of unrealized mark-to-market valuations previously recognized in net income. Purchases and issuances reflect option premiums paid or received. Settlement amounts in 2014 reflect termination of the TCEH interest rate swaps and include the reversal of a nonperformance risk adjustment
[2]	Includes transfers due to changes in the observability of significant inputs. Transfers in and out occur at the end of each quarter, which is when the assessments are performed. All Level 3 transfers during the years presented are in and out of Level 2. Transfers into Level 3 during 2013 reflect a nonperformance risk adjustment in the valuation of the TCEH interest rate swaps, which were secured by a first-lien interest in the same assets of TCEH (on a pari passu basis) with the TCEH Senior Secured Facilities and the TCEH Senior Secured Notes
[3]	Substantially all changes in values of commodity contracts are reported in the statements of consolidated income (loss) in net gain (loss) from commodity hedging and trading activities. Changes in values of interest rate swaps transferred into Level 3 in 2013 are reported in the statements of consolidated income (loss) in interest expense and related charges (see Note 10). Activity excludes changes in fair value in the month the positions settled as well as amounts related to positions entered into and settled in the same quarter.